Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Loss for the period	£ (3,806)	£ (3,308)
Adjustments for:
Depreciation of property, plant and equipment	70	67
Depreciation of right of use asset	69	68
Amortisation of intangible fixed asset	1	1
Impairment of commission paid in advance on ELOC	373
Finance income	(180)	(839)
Finance expense	135	49
Share-based payment expense	97	150
Taxation	(165)	(125)
Foreign exchange losses	(157)	2
Cash flows from operating activities before changes in working capital	(3,563)	(3,935)
Decrease/(Increase) in trade and other receivables	2,047	(1,298)
(Decrease)/Increase in trade and other payables	(2,090)	426
Cash used in operations	(3,606)	(4,807)
Taxes receipts	302
Net cash used in operating activities	(3,304)	(4,807)
Investing activities
Purchases of property, plant and equipment	(2)
Purchase of intangible assets	(372)	(852)
Interest received	35	98
Net cash generated from/(used in) investing activities	(339)	(754)
Financing activities
Interest paid	(10)
Amounts paid on lease liabilities	(95)	(93)
Repayment of Promissory Note	(136)
Share issues including warrants, net of costs	6,251	4,738
Net cash generated from/(used in) financing activities	6,010	4,645
Net increase/(decrease) in cash and cash equivalents	2,367	(916)
Cash and cash equivalents at beginning of period	1,669	5,971
Cash and cash equivalents at end of period	£ 4,036	£ 5,055